UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

    Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 93.4%
Corporate — 3.1%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series B, 5.63%, 11/15/30	$1,000	$1,130,270
5.25%, 9/15/29	3,500	3,833,165
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,638,399
Series B, 5.60%, 11/01/34	1,000	1,127,400
Series D, 4.88%, 11/01/29	1,000	1,086,440

		8,815,674
County/City/Special District/School District — 18.6%
Carlstadt School District, GO, Refunding:
4.00%, 5/01/29	1,195	1,314,966
4.00%, 5/01/30	1,415	1,549,043
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,055,833
5.25%, 11/01/44	990	1,017,690
(AGM), 4.00%, 11/01/34	500	507,340
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/17 (a)	650	688,434
5.00%, 7/01/35	600	618,648
5.00%, 7/01/36	145	149,312
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 7/01/45 (b)	1,000	1,015,840
Newark Project, Series A (AGM), 5.00%, 11/01/20	735	821,245
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,258,231
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	2,006,475
County of Hudson New Jersey Improvement Authority, GO, Refunding, 4.00%, 12/01/30	2,645	2,972,874
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 1/01/46	3,900	4,250,259
County of Ocean New Jersey, GO, General Improvement, 3.00%, 12/01/32	1,000	996,160

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	$1,640	$1,720,836
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,345,600
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,228,580
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,394,780
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,059,275
New Jersey Health Care Facilities Financing Authority, RB, Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 9/15/29	2,000	2,146,840
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hunterdon Medical Center, 5.00%, 7/01/31	300	344,679
Hunterdon Medical Center, 5.00%, 7/01/45	2,650	2,971,869
South Jersey Hospital, 5.00%, 7/01/46	3,025	3,051,257
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21 (c)	805	978,381
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,787,957
Township of Egg Harbor New Jersey School District, GO, Refunding(AGM), 5.75%, 7/15/25	2,000	2,627,780
Township of Franklin New Jersey Board of Education/Somerset County, GO, 3.00%, 2/01/31	2,350	2,381,772
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/31	2,445	2,834,244
5.00%, 7/15/32	350	403,183

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 2/15/36	$1,350	$1,568,821

		52,068,204
Education — 18.1%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects::
5.00%, 7/01/44	530	587,049
Series A, 5.00%, 7/01/34	1,855	2,121,025
Series A (AGM), 3.25%, 7/01/35	1,000	995,870
New Jersey EDA, RB:
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,299,780
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	965	1,092,448
School Facilities Construction (AGC), 5.50%, 12/15/34	535	587,986
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,129,750
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (b):
4.75%, 8/01/24	350	365,547
5.63%, 8/01/34	250	259,925
5.88%, 8/01/44	430	446,452
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	2,750	2,912,030
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (a)	910	1,000,163
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	2,840	3,076,799
Georgian Court University, Series D, 5.00%, 7/01/33	500	521,165
Kean University, Series A, 5.25%, 9/01/29	1,705	1,907,656
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,126,960
Kean University, Series H, 4.00%, 7/01/39	715	735,199

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Montclair State University, Series A, 5.00%, 7/01/33	$2,005	$2,298,833
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,116,040
Ramapo College, Series B, 5.00%, 7/01/42	560	613,189
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,362,100
The College of New Jersey, 3.50%, 7/01/31	1,000	1,022,070
The William Paterson University, Series C, 4.00%, 7/01/35	1,500	1,553,445
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	2,500	3,020,525
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,457,568
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	910	1,021,211
Series 1A, 5.00%, 12/01/25	75	79,002
Series 1A, 5.00%, 12/01/26	465	488,799
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,701,585
5.00%, 7/01/40	5,000	5,686,750
5.00%, 7/01/42	915	1,018,770
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,000	2,271,880
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,865,550

		50,743,121
Health — 16.4%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,931,974
New Jersey EDA, Refunding RB:
Lions Gate Project, 4.88%, 1/01/29	650	671,554
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (a)	2,000	2,067,920

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	$1,830	$1,957,386
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,685,278
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39	1,150	1,296,821
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43	1,535	1,725,601
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	920	1,073,750
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	4,064,572
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,586,657
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (d)	7,360	2,661,450
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (d)	7,000	2,401,560
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (c)	105	115,979
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,827,628
Holy Name Medical Center, 5.00%, 7/01/25	500	539,645
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,746,720
Princeton Healthcare System, 5.00%, 7/01/34	1,000	1,152,590
Princeton Healthcare System, 5.00%, 7/01/39	1,000	1,139,380
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,663,110
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,596,813

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	$4,170	$4,310,779
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,540	1,808,514
St. Barnabas Health Care, Series A, 5.00%, 7/01/24	1,000	1,173,200
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	517,164
Virtua Health, 5.00%, 7/01/29	285	333,216

		46,049,261
Housing — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	225	233,100
Series U, AMT, 4.90%, 10/01/27	940	957,089
Series U, AMT, 4.95%, 10/01/32	235	238,929
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,869,240
4.38%, 12/01/33	2,515	2,715,546

		6,013,904
State — 10.4%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (d)	10,000	8,068,500
CAB, Series B, 0.00%, 11/01/27 (d)	4,135	2,941,184
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,201,300
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (d)	1,675	1,493,463
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,010,400
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,105,720

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	$985	$1,128,692
School Facilities Construction (AGC), 6.00%, 12/15/34	15	16,948
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,120,771
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (d)	2,000	1,801,560
Cigarette Tax, 5.00%, 6/15/22	1,700	1,897,200
Cigarette Tax, 5.00%, 6/15/29	640	681,933
Lions Gate Project, 5.25%, 1/01/44	370	382,576
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,082,450
5.25%, 6/15/30	1,110	1,200,065
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,061,190

		29,193,952
Transportation — 21.8%
Delaware River Joint Toll Bridge Commission, Refunding RB, 4.00%, 7/01/34	1,830	1,964,139
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,086,950
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,702,515
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
(AGM), 5.13%, 7/01/42	1,000	1,097,570
Private Activity Bond, 5.38%, 1/01/43	905	1,005,980
5.13%, 1/01/39	1,000	1,105,460
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (a)	1,510	1,569,086
Series A, 5.00%, 1/01/31	3,785	4,461,947

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	$1,000	$1,311,770
Series I, 5.00%, 1/01/35	2,500	2,776,725
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (d)	10,000	4,413,500
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	8,900	3,284,456
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	10,000	3,130,900
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (d)	4,870	2,157,118
Series B, 5.25%, 6/15/26	1,500	1,630,035
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,168,540
Transportation Program, Series AA, 5.00%, 6/15/45	1,000	1,051,540
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,596,279
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,099,790
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,112,180
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,246,870
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,044,520
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,175,590
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	4,700	4,813,035
177th Series, 3.50%, 7/15/37	1,000	1,001,550

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT (continued):
178th Series, 5.00%, 12/01/43	$285	$317,900
186th Series, 5.00%, 10/15/44	3,000	3,370,530
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	328,220
5.00%, 11/01/29	295	327,161
5.00%, 11/01/32	440	491,770
5.00%, 11/01/33	250	278,620
5.00%, 11/01/34	250	278,028
5.00%, 11/01/39	1,500	1,635,330

		61,035,604
Utilities — 2.9%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	500	565,375
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 9/01/28	1,355	1,543,914
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (c)(d)	5,000	4,657,350
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	1,195	1,363,818

		8,130,457
Total Municipal Bonds in New Jersey		262,050,177

Puerto Rico — 0.9%
Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	750	811,245
Tobacco — 0.6%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	1,825	1,829,636
Total Municipal Bonds in Puerto Rico		2,640,881
Total Municipal Bonds — 94.3%		264,691,058

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey — 5.2%
County/City/Special District/School District — 2.5%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$6,973,659
Transportation — 2.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	5,001	5,313,616
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	542,969
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,713,481

		7,570,066
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 5.2%		14,543,725
Total Long-Term Investments (Cost — $255,958,847) — 99.5%		279,234,783

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.01% (g)(h)	7,516,608	7,516,608
Total Short-Term Securities (Cost — $7,516,608) — 2.7%		7,516,608
Total Investments (Cost — $263,475,455*) — 102.2%		286,751,391
Other Assets Less Liabilities — 0.7%		2,149,024
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9)%		(8,202,605)

Net Assets — 100.0%		$280,697,810

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$255,633,967

Gross unrealized appreciation	$23,490,197
Gross unrealized depreciation	(573,927)

Net unrealized appreciation	$22,916,270

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June, 15, 2019 is $3,884,927.

(g)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BIF New Jersey Municipal Money Fund	4,942,792	2,573,816	7,516,608	$477

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(38)	5-Year U.S. Treasury Note	June 2016	$4,597,406	$2,634
(68)	10-Year U.S. Treasury Note	June 2016	$8,875,063	(7,469)
(31)	Long U.S. Treasury Bond	June 2016	$5,100,469	29,835
(4)	Ultra U.S. Treasury Bond	June 2016	$692,625	3,493
Total				$28,493

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$279,234,783	—	$279,234,783
Short-Term Securities	$7,516,608	—	—	7,516,608

Total	$7,516,608	$279,234,783	—	$286,751,391

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$35,962	—	—	$35,962
Liabilities:
Interest rate contracts	(7,469)	—	—	(7,469)

Total	$28,493	—	—	$28,493

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$270,000	—	—	$270,000
Liabilities:
TOB Trust Certificates	—	$(8,201,154)	—	(8,201,154)

Total	$270,000	$(8,201,154)	—	$(7,931,154)

During the period ended February 29, 2016, there were no transfers between levels.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 84.9%
Corporate — 7.0%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$5,225	$5,333,941
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	5,055,000
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,972,528
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,333,810
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,724,460
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	304,212
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,684,775
National Gypson Co., 5.50%, 11/01/44	1,355	1,405,189

		31,813,915
County/City/Special District/School District — 12.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,476,435
5.00%, 5/01/42	5,900	6,232,760
Bethlehem Area School District, GO, BAM, Series A:
5.00%, 8/01/34	2,390	2,760,641
5.00%, 8/01/35	1,790	2,061,275
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,595	1,627,682
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,019,735

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Boyertown Area School District, GO (continued):
5.00%, 10/01/38	$1,335	$1,519,297
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/25	765	870,417
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	585	587,738
County of Chester Pennsylvania, GO (b):
5.00%, 7/15/34	595	728,810
5.00%, 7/15/35	685	835,570
5.00%, 7/15/36	450	546,638
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	825	918,481
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	1,950	2,135,679
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,836,575
Philadelphia School District, GO:
Series E, 6.00%, 9/01/18 (c)	5	5,653
Series E, 6.00%, 9/01/18 (c)	5	5,650
Series E, 6.00%, 9/01/18 (c)	95	107,407
Series E, 6.00%, 9/01/18 (c)	5	5,653
Series E, 6.00%, 9/01/18 (c)	5	5,653
Series F, 6.00%, 9/01/38	6,485	6,983,761
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,615,126
State Public School Building Authority, Refunding RB, Harrisburg School District, Series A (AGC):
5.00%, 5/15/19 (c)	455	515,269
5.00%, 11/15/33	2,260	2,471,536
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	5,980	6,809,366
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,364,253

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	$630	$708,328
5.00%, 4/01/46	2,095	2,349,144

		55,104,532
Education — 21.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	661,797
5.00%, 8/15/26	760	864,728
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter School, 5.00%, 10/01/34	340	369,131
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,066,860
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (c)	2,700	3,114,207
6.38%, 1/01/39	300	341,571
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,495	1,721,567
5.00%, 8/01/45	3,695	4,251,726
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,831,724
Villanova University, 5.25%, 12/01/31	600	679,560
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	890	1,008,094
3.88%, 10/01/45	1,670	1,645,451
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,806,853
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,570,319

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB (continued):
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	$3,300	$3,479,322
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,836,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,958,387
La Salle University, 5.00%, 5/01/37	1,595	1,703,875
La Salle University, 5.00%, 5/01/42	2,655	2,806,866
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,606,417
Thomas Jefferson University, 4.00%, 3/01/37	755	781,010
Thomas Jefferson University, 5.00%, 9/01/45	3,000	3,382,080
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,272,642
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (c)	5,000	5,559,650
Widener University, Series A, 5.25%, 7/15/33	2,420	2,748,733
Widener University, Series A, 5.50%, 7/15/38	365	414,374
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	11,274,800
Series A, 5.00%, 8/15/28	5,045	5,418,784
Series A, 5.00%, 8/15/29	2,000	2,140,400
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	3,330	3,768,528
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	765	812,698
5.00%, 7/01/35	630	670,572
5.00%, 7/01/45	450	471,352

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania (continued):
5.00%, 7/01/47	$1,180	$1,238,280

		97,278,358
Health — 15.2%
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, University of Pittsburgh Medical Center Health, Series A-1, 1.23%, 2/01/37 (a)	2,500	2,321,150
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,961,962
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project:
5.00%, 12/01/35	1,000	1,018,480
5.25%, 12/01/45	1,500	1,533,210
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,654,605
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	4,400	4,810,344
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,735,250
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,801,047
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	942,509
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	656,685
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,533,010

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities:
Series A, 4.50%, 11/15/36	$880	$887,075
Series A-1, 6.25%, 11/15/29	480	543,394
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,523,334
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	983,005
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,009,250
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	4,645	4,731,815
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	730	817,921
5.75%, 5/01/35	1,285	1,448,683
Moon Industrial Development Authority, Refunding RB, 6.00%, 7/01/45	4,000	4,049,520
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,349,840
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (c)	6,000	6,981,180
Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,695	1,904,044
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (c)	3,590	4,258,602
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (c)	1,780	2,028,328

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A (continued):
6.00%, 6/01/29	$1,970	$2,191,211

		68,675,454
Housing — 4.9%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	475	475,632
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	617,130
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	623,682
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	4,120	4,169,852
S/F Housing Mortgage, Series 114-C, 3.70%, 10/01/42	6,515	6,521,385
S/F Housing Mortgage, Series 118B, 4.05%, 10/01/40	3,000	3,099,090
S/F Housing Mortgage, Series 2015-117B, 4.05%, 10/01/40	2,400	2,443,560
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	1,360	1,367,575
Series 099-A, 5.15%, 4/01/38	2,295	2,502,537

		21,820,443
State — 6.1%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,776,740
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/15/26	2,000	2,415,520
2nd Series A, 5.00%, 8/01/17 (c)	6,000	6,377,400
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	9,000	9,851,130

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (continued)
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	$5,000	$5,166,250

		27,587,040
Transportation — 12.6%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,684,060
AMT (AGM), 5.00%, 6/15/32	9,500	9,929,400
AMT (AGM), 5.00%, 6/15/37	1,250	1,301,238
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	8,347,800
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, Amtrak Project, Series A, 5.00%, 11/01/41	1,510	1,631,540
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	2,275,424
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	2,225	874,091
Sub-Series A, 6.00%, 12/01/16 (c)	1,200	1,250,916
Sub-Series A, 5.13%, 12/01/26	1,285	1,483,674
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,429,945
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,588,957
5.00%, 6/01/29	4,155	4,736,700

		56,533,745
Utilities — 5.3%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,701,148
12th Series B (NPFGC), 7.00%, 5/15/20 (d)	890	1,008,868
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	1,200	1,407,336
5.00%, 8/01/31	900	1,048,374
5.00%, 8/01/32	1,200	1,388,220
5.00%, 8/01/33	600	691,986
5.00%, 8/01/34	1,050	1,207,280

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Utilities (continued)
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	$1,450	$1,594,159
Series C (AGM), 5.00%, 8/01/40	2,650	2,982,734
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,419,405
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,136,020
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,126,736
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,302,222

		24,014,488
Total Municipal Bonds in Pennsylvania		382,827,975

Guam — 0.4%
State — 0.4%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,760	1,954,797

Puerto Rico — 0.7%
Tobacco — 0.7%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	3,175	3,183,064
Total Municipal Bonds - 86.0%		387,965,836

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 23.2%
Education — 3.5%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	10,882,934

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Education (continued)
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	$4,448	$4,985,004

		15,867,938
Health — 11.6%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,433,400
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	8,191,005
Series A, 5.25%, 6/01/39	5,997	6,586,272
Series A-1, 5.13%, 6/01/41	12,570	13,923,663
Pennsylvania Economic Development Financing Authority, RB, UPMC, Series B, 4.00%, 3/15/40	2,000	2,057,580
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	10,495,095

		52,687,015
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	6,250	6,690,188
State — 6.6%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	12,014,575
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	5,000	5,625,000

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
State (continued)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	$11,000	$12,071,950

		29,711,525
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2%		104,956,666
Total Long-Term Investments (Cost — $453,145,014) — 109.2%		492,922,502

Short-Term Securities	Shares	Value
BlackRock Pennsylvania Municipal Money Fund, Institutional Class, 0.01%, 12/31/49 (g)(h)	4,383,568	$4,383,568
Total Short-Term Securities (Cost — $4,383,568) — 1.0%		4,383,568
Total Investments (Cost — $457,528,582*) — 110.2%		497,306,070
Other Assets Less Liabilities — 0.8%		3,405,160
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.0)%		(49,635,123)

Net Assets — 100.0%		$451,076,107

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$408,239,088

Gross unrealized appreciation	$39,824,434
Gross unrealized depreciation	(384,097)

Net unrealized appreciation	$39,440,337

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Pennsylvania Municipal Money Fund, Institutional Class	19,988,823	(15,605,255)	4,383,568	$528

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(63)	5-Year U.S. Treasury Note	June 2016	$7,622,016	$9,273
(63)	10-Year U.S. Treasury Note	June 2016	$8,222,484	5,099
(27)	Long U.S. Treasury Bond	June 2016	$4,442,344	25,965
(8)	Ultra U.S. Treasury Bond	June 2016	$1,385,250	5,487
Total				$45,824

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	7

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$492,922,502	—	$492,922,502
Short-Term Securities	$4,383,568	—	—	4,383,568

Total	$4,383,568	$492,922,502	—	$497,306,070

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$45,824	—	—	$45,824

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$288,750	—	—	$288,750
Liabilities:
TOB Trust Certificates	—	$(49,626,645)	—	(49,626,645)

Total	$288,750	$(49,626,645)	—	$(49,337,895)

During the period ended February 29, 2016, there were no transfers between levels.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:     April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:     April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date:     April 22, 2016